Reporting and Accounting Policies - Unrecorded Unconditional Purchase Obligations (Details) $ in Millions	Dec. 31, 2022 USD ($)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2023	$ 918.6
2024	81.2
2025	33.1
2026	2.5
2027	1.5
Thereafter	0.0
Total	$ 1,036.9